Investments Accounted for Using Equity Method - Additional Information (Detail)			1 Months Ended			12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Equity Method Investments [Line Items]
Income loss from equity method investments						¥ 5,248,000	$ 750,000	¥ 4,353,000		¥ 1,560,000
Unbilled revenue, Impairment of balances, reversed						3,500,000	500,000	¥ 3,500,000	$ 500,000
Third Party Investor [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments			¥ 14,500	$ 2,073		¥ 4,000,000	$ 572,000
Payments to acquire equity method investments additional investment	¥ 6,200,000	$ 887,000
Equity method investment, ownership percentage	31.00%	31.00%	4.63%	4.63%		40.00%	40.00%	4.12%	4.12%
Third Party Investor [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								31.00%	31.00%
Third Party Investor [Member] | Minimum [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage								19.00%	19.00%
Third Party Investor [Member] | Guangzhou Guangdong Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments					¥ 10,500,000	¥ 7,000,000	$ 1,001,000	¥ 7,000,000
Equity method investment, ownership percentage					35.00%
Third Party Investor [Member] | Anhui Province, Jiangsu Province, Guangdong Province and Zhejiang Province [Member]
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments								¥ 13,050,000